Income Taxes - Changes In Gross Liability For Unrecognized Tax Benefits Excluding Interest And Penalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Tax Benefits
Unrecognized tax benefits, beginning of period	$ 0	$ 0
Increase in unrecognized tax benefits for tax positions take in prior period	162	0
Unrecognized tax benefits, end of period	$ 162	$ 0